Divestitures	12 Months Ended
Dec. 27, 2014
Divestitures [Abstract]
Divestitures [Text Block]
Note 9: Divestitures
During the first quarter of 2014, we completed the divestiture of the assets of Intel Media, a business division dedicated to the development of cloud TV products and services, to Verizon Communications Inc. As a result of the transaction, we received aggregate net cash consideration of $150 million, included within investing activities on the consolidated statements of cash flows, and recognized a gain within interest and other, net on the consolidated statements of income.